Share capital - Stock Option Range of Exercise Prices and Weighted Average Years to Expiration (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	36,066	67,632	57,602
Weighted- average years to expiry (in years)	3 years 4 months 10 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.29	$ 2.96	$ 2.70
Number of exercisable options (in shares) | shares	18,796
Weighted-average exercise price (in Cdn.$per share)	$ 2.98
1.12 – 1.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	2,410
Weighted- average years to expiry (in years)	1 year 1 month 6 days
Weighted-average exercise price (in Cdn.$per share)	$ 1.12
Number of exercisable options (in shares) | shares	2,410
Weighted-average exercise price (in Cdn.$per share)	$ 1.12
2.00 – 2.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	2,824
Weighted- average years to expiry (in years)	6 months 22 days
Weighted-average exercise price (in Cdn.$per share)	$ 2.09
Number of exercisable options (in shares) | shares	2,710
Weighted-average exercise price (in Cdn.$per share)	$ 2.06
3.00 – 3.99
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	27,223
Weighted- average years to expiry (in years)	3 years 1 month 24 days
Weighted-average exercise price (in Cdn.$per share)	$ 3.44
Number of exercisable options (in shares) | shares	13,531
Weighted-average exercise price (in Cdn.$per share)	$ 3.47
4.00 – 4.65
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of outstanding options (in shares) | shares	3,609
Weighted- average years to expiry (in years)	8 years 8 months 9 days
Weighted-average exercise price (in Cdn.$per share)	$ 4.55
Number of exercisable options (in shares) | shares	145
Weighted-average exercise price (in Cdn.$per share)	$ 4.35
Bottom of range | 1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.12
Bottom of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.00
Bottom of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.00
Bottom of range | 4.00 – 4.65
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	4.00
Top of range | 1.12 – 1.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	1.99
Top of range | 2.00 – 2.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	2.99
Top of range | 3.00 – 3.99
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	3.99
Top of range | 4.00 – 4.65
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding options (in Cdn.$per share)	$ 4.65